Schedule of Finite-Lived Intangible Assets, Amortization Period (Details)	Sep. 30, 2023
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (Year)	5 years
Kidoz Os Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (Year)	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (Year)	8 years